Loans and advances to customers - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Impairment losses	$ (18,810)	$ (18,820)	$ (16,661)
Financial assets at end of period	1,361,558	1,285,120
Financial assets at amortized cost category
Financial assets
Beginning balance as of January 1 (restated)	751,448
Impairment losses	(18,806)
Financial assets at fair value through other comprehensive income category
Financial assets
Beginning balance as of January 1 (restated)	92,611
Impairment losses	(4)
Loans and receivables category
Financial assets
Financial assets, as originally presented		679,300
Impairment losses		(18,820)	(16,661)
Loans and advances to customers
Financial assets
Financial assets at end of period	676,636	615,038
Loans and advances to customers | Financial assets at amortized cost category
Financial assets
Write-off of impaired loans applied against the allowance for impairment losses	(19,678)
Financial assets at end of period	666,772	609,420
Loans and advances to customers | Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets at end of period	771
Loans and advances to customers | Loans and receivables category
Financial assets
Financial assets at end of period		609,420
Allowance for impairment losses
Financial assets
Financial assets, as originally presented		(17,961)
Financial assets, Adjustments on initial adoption of IFRS 9		(3,256)
Beginning balance as of January 1 (restated)	(21,217)
Allowance for impairment losses | Financial assets at amortized cost category
Financial assets
Financial assets, Adjustments on initial adoption of IFRS 9		(3,270)
Allowance for impairment losses | Loans and advances to customers
Financial assets
Financial assets, as originally presented		(16,929)	(17,883)	$ (18,749)
Financial assets, Adjustments on initial adoption of IFRS 9		(3,270)
Beginning balance as of January 1 (restated)	(20,199)	(17,883)	(18,749)
Write-off of impaired loans applied against the allowance for impairment losses	19,678	21,733	20,045
Others	(46)	(8)	(157)
Financial assets at end of period	(21,516)	(16,929)	(17,883)
Allowance for impairment losses | Loans and advances to customers | Mexico.
Financial assets
Financial assets at end of period	(21,516)	(16,929)	(17,883)
Allowance for impairment losses | Loans and advances to customers | Financial assets at amortized cost category
Financial assets
Impairment losses	(20,947)	(20,771)	(19,022)
Financial assets at end of period	(21,514)
Recoveries of loans previously charged-off and recovery expenses	2,141
Allowance for impairment losses | Loans and advances to customers | Financial assets at fair value through other comprehensive income category
Financial assets
Impairment losses	(2)
Financial assets at end of period	$ (2)
Allowance for impairment losses | Loans and advances to customers | Loans and receivables category
Financial assets
Recoveries of loans previously charged-off and recovery expenses		$ 1,951	$ 2,361